INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Tax losses expiry
Recognized losses	$ (473)	$ (388)
Recognized DTA	182	146
Non-recognized losses	(8,496)	(8,968)
Non-recognized DTA	2,052	2,251
Other credits carried forwards expiry
Recognized credits	(37)	(36)
Recognized DTA	37	36
Non-recognized credits	(332)	(97)
Non-recognized DTA	86	26
6-10 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Other credits carried forwards expiry
Recognized credits	(37)	(36)
Recognized DTA	37	36
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Tax losses expiry
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(1,729)	(1,204)
Non-recognized DTA	413	300
Other credits carried forwards expiry
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Tax losses expiry
Recognized losses	(473)	(388)
Recognized DTA	182	146
Non-recognized losses	(6,767)	(7,764)
Non-recognized DTA	1,639	1,951
Other credits carried forwards expiry
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	(332)	(97)
Non-recognized DTA	$ 86	$ 26